STOCK OPTIONS AND WARRANTS (Details 1) - Equity Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	$ 4.50
Expected dividends
Expected volatility	152.00%
Risk free interest rate	4.36%
Expected life of options	5 years	6 years	5 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices		$ 2.00	$ 2.28
Expected volatility		156.00%	167.00%
Risk free interest rate		4.20%	3.70%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices		$ 4.50	$ 2.40
Expected volatility		159.00%	168.00%
Risk free interest rate		4.34%	4.10%